UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Gerstein Fisher Multi-Factor® Growth Equity Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.68%
Administrative and Support Services - 4.37%
AECOM (a)	700	$24,836
Booking Holdings, Inc. (a)	35	68,824
Fair Isaac Corp. (a)	1,000	352,720
Kforce, Inc.	7,123	231,782
MasterCard, Inc.	38,857	10,933,194
PayPal Holdings, Inc. (a)	3,190	347,870
Perspecta, Inc.	524	13,598
Robert Half International, Inc.	446	23,848
		11,996,672
Air Transportation - 2.51%
American Airlines Group, Inc.	293	7,709
Delta Air Lines, Inc.	41,349	2,392,453
Mesa Air Group, Inc. (a)	32,002	206,733
Southwest Airlines Co.	51,657	2,702,694
United Airlines Holdings, Inc. (a)	18,841	1,588,485
		6,898,074
Ambulatory Health Care Services - 3.53%
Amedisys, Inc. (a)	61,556	7,922,873
Chemed Corp.	150	64,414
Genomic Health, Inc. (a)	3,859	295,831
Novocure Ltd. (a)(b)	15,388	1,398,154
Tivity Health, Inc. (a)	79	1,442
		9,682,714
Amusement, Gambling, and Recreation Industries - 0.52%
Walt Disney Co.	10,307	1,414,739
Apparel Manufacturing - 0.58%
Capri Holdings Ltd. (a)(b)	236	6,226
Columbia Sportswear Co.	663	62,183
Lululemon Athletica, Inc. (a)	2,696	497,870
VF Corp.	4,550	372,872
Zumiez, Inc. (a)	25,208	654,904
		1,594,055
Automobiles & Components - 0.00%
Garrett Motion, Inc. (a)	49	482
Beverage and Tobacco Product Manufacturing - 2.22%
Boston Beer Co., Inc. (a)	1,444	633,078
Coca-Cola Consolidated, Inc.	324	109,062
Keurig Dr. Pepper, Inc.	9,611	262,188
National Beverage Corp. (a)(c)	122	4,990
NMI Holdings, Inc. (a)	24,537	695,378
PepsiCo, Inc.	31,831	4,352,253
Turning Point Brands, Inc.	960	34,416
		6,091,365
Broadcasting (except Internet) - 0.69%
CBS Corp.	559	23,512
Comcast Corp.	12,847	568,608
Discovery Communications, Inc. - Class A (a)	23,775	656,190
Discovery Communications, Inc. - Class C (a)	14,742	383,734
Fox Corp.	1,302	42,706
Sinclair Broadcast Group, Inc.	4,871	217,100
		1,891,850
Building Material and Garden Equipment and Supplies Dealers - 4.07%
Fastenal Co.	13,889	425,281
Home Depot, Inc.	42,020	9,576,779
Lowe's Companies, Inc.	10,261	1,151,284
		11,153,344
Chemical Manufacturing - 5.53%
Abbott Laboratories	149	12,713
AbbVie, Inc.	6,351	417,515
Allergan PLC (b)	80	12,778
Amgen, Inc.	3,682	768,139

Arena Pharmaceuticals, Inc. (a)	20,508	1,084,668
Eli Lilly & Co.	10,823	1,222,674
Estee Lauder Companies, Inc.	6,425	1,272,086
Horizon Therapeutics PLC (a)(b)	78,581	2,171,193
Innophos Holdings, Inc.	493	13,848
Innoviva, Inc. (a)	237,533	2,753,007
Johnson & Johnson	20,281	2,603,269
Medifast, Inc.	648	64,774
Merck & Co, Inc.	15,349	1,327,228
Myriad Genetics, Inc. (a)	337	7,930
SIGA Technologies, Inc. (a)	88,527	444,406
Supernus Pharmaceuticals, Inc. (a)	549	14,839
Trex Co., Inc. (a)	742	63,463
USANA Health Sciences, Inc. (a)	238	16,177
Veracyte, Inc. (a)	6,085	161,252
Vertex Pharmaceuticals, Inc. (a)	4,127	742,943
		15,174,902
Clothing and Clothing Accessories Stores - 1.41%
American Eagle Outfitters, Inc.	2,700	45,414
Gap, Inc.	1,059	16,721
Ross Stores, Inc.	15,963	1,692,238
TJX Companies, Inc.	38,144	2,096,776
Urban Outfitters, Inc. (a)	853	19,969
		3,871,118
Computer and Electronic Product Manufacturing - 15.36%
Alphabet, Inc. (a)	5,640	6,701,207
Apple, Inc.	75,665	15,794,312
Broadcom, Inc.	83	23,459
Cirrus Logic, Inc. (a)	243	13,035
Cisco Systems, Inc.	28,306	1,325,004
Dell Technologies, Inc. (a)	834	42,976
Intel Corp.	62,048	2,941,696
L3Harris Technologies, Inc.	6,496	1,373,319
Medtronic PLC (b)	113	12,192
Micron Technology, Inc. (a)	211,262	9,563,831
Motorola Solutions, Inc.	1,468	265,576
Napco Security Technologies, Inc. (a)	1,648	56,823
ON Semiconductor Corp. (a)	7,103	126,433
QUALCOMM, Inc.	190	14,776
Rubicon Technology, Inc. (a)	610	5,582
Teradyne, Inc.	310	16,421
Thermo Fisher Scientific, Inc.	112	32,151
Turtle Beach Corp. (a)(c)	51,848	468,187
Ubiquiti, Inc. (c)	11,853	1,309,875
Western Digital Corp.	244	13,974
Zebra Technologies Corp. (a)	9,145	1,874,999
Zynex, Inc. (a)(c)	18,381	164,326
		42,140,154
Construction of Buildings - 0.03%
KB Home	1,575	44,242
TRI Pointe Group, Inc. (a)	3,361	47,054
		91,296
Consumer Durables & Apparel - 0.02%
Kontoor Brands, Inc.	1,857	63,584
Credit Intermediation and Related Activities - 5.18%
Altisource Portfolio Solutions SA (a)(b)(c)	11,971	237,026
Amalgamated Bank	1,448	23,240
Capital One Financial Corp.	22,404	1,940,635
OneMain Holdings, Inc.	20,257	726,214
Regional Management Corp. (a)	2,511	64,658
Santander Consumer USA Holdings, Inc.	142,282	3,714,983
USA Technologies, Inc. (a)	3,367	27,710
Visa, Inc.	37,492	6,779,303
Wells Fargo & Co.	14,808	689,609
		14,203,378
Data Processing, Hosting and Related Services - 0.84%
Match Group, Inc. (a)(c)	27,311	2,315,973
Educational Services - 0.15%
Career Education Corp. (a)	19,983	409,851

ITT Educational Services, Inc. (a)	3,750	1
		409,852
Electrical Equipment, Appliance, and Component Manufacturing - 0.02%
AO Smith Corp.	414	19,259
Resideo Technologies, Inc. (a)	81	1,116
Woodward, Inc.	220	23,727
		44,102
Electronics and Appliance Stores - 0.44%
Aaron's, Inc.	17,369	1,113,527
Best Buy Co., Inc.	1,500	95,475
		1,209,002
Fabricated Metal Product Manufacturing - 0.01%
General Finance Corp. (a)	1,408	11,644
Omega Flex, Inc.	296	24,923
		36,567
Food Services and Drinking Places - 0.69%
Chipotle Mexican Grill, Inc. (a)	821	688,343
Darden Restaurants, Inc.	7,457	902,148
Domino's Pizza, Inc.	96	21,777
McDonald's Corp.	151	32,913
Wendy's Co.	10,000	220,000
Yum! Brands, Inc.	234	27,326
		1,892,507
Furniture and Home Furnishings Stores - 0.06%
RH (a)	1,255	179,779
Furniture and Related Product Manufacturing - 0.17%
Herman Miller, Inc.	7,630	322,596
Kimball International, Inc.	1,595	27,992
Sleep Number Corp. (a)	3,041	127,236
		477,824
Gasoline Stations - 0.13%
Delek US Holdings, Inc.	10,894	356,778
General Merchandise Stores - 3.54%
Burlington Stores, Inc. (a)	10,383	2,102,454
Dollar General Corp.	26,783	4,180,558
WalMart, Inc.	30,000	3,427,800
		9,710,812
Health and Personal Care Stores - 0.21%
Ulta Beauty, Inc. (a)	2,418	574,831
Heavy and Civil Engineering Construction - 0.00%
Century Communities, Inc. (a)	478	13,470
Insurance Carriers and Related Activities - 5.67%
American International Group, Inc.	490	25,500
Anthem, Inc.	29,812	7,796,434
Berkshire Hathaway, Inc. (a)	292	59,396
Essent Group Ltd. (b)	2,331	113,054
Everest Re Group Ltd. (b)	100	23,588
Goosehead Insurance, Inc. (a)	17,750	820,760
Humana, Inc.	38	10,762
Lincoln National Corp.	23,256	1,229,777
Molina Healthcare, Inc. (a)	24,366	3,174,403
Prudential Financial, Inc.	7,525	602,677
Travelers Companies, Inc.	72	10,581
Voya Financial, Inc.	33,992	1,676,485
		15,543,417
Leather and Allied Product Manufacturing - 0.88%
Crocs, Inc. (a)	6,839	152,510
Deckers Outdoor Corp. (a)	2,871	423,329
NIKE, Inc.	21,592	1,824,524
Tapestry, Inc.	208	4,295
		2,404,658
Machinery Manufacturing - 0.96%
Applied Materials, Inc.	280	13,446
Avid Technology, Inc. (a)	6,485	48,378
Caterpillar, Inc.	1,008	119,952
Cummins, Inc.	4,156	620,366
Deere & Co.	261	40,431
Gardner Denver Holdings, Inc. (a)	744	21,338
Ingersoll-Rand PLC (b)	1,142	138,285

Lam Research Corp.	7,500	1,578,825
Roper Technologies, Inc.	154	56,481
		2,637,502
Management of Companies and Enterprises - 0.01%
EchoStar Corp. (a)	470	19,858
Merchant Wholesalers, Durable Goods - 1.30%
Arrow Electronics, Inc. (a)	17,635	1,220,342
Commercial Vehicle Group, Inc. (a)	9,518	60,439
Paycom Software, Inc. (a)	9,000	2,251,080
WW Grainger, Inc.	90	24,629
		3,556,490
Merchant Wholesalers, Nondurable Goods - 0.24%
Freshpet, Inc. (a)	11,730	575,708
Herbalife Nutrition Ltd. (a)(b)	1,209	41,626
Sysco Corp.	439	32,631
US Foods Holding Corp. (a)	430	17,394
		667,359
Miscellaneous Manufacturing - 0.85%
ABIOMED, Inc. (a)	30	5,792
Brady Corp.	201	9,489
CSW Industrials, Inc.	382	26,056
Intuitive Surgical, Inc. (a)	55	28,124
YETI Holdings, Inc. (a)(c)	80,286	2,268,080
		2,337,541
Motion Picture and Sound Recording Industries - 0.73%
Netflix, Inc. (a)	6,341	1,862,669
World Wrestling Entertainment, Inc.	2,097	149,788
		2,012,457
Motor Vehicle and Parts Dealers - 0.02%
Lithia Motors, Inc.	115	15,073
Tractor Supply Co.	304	30,972
		46,045
Nonstore Retailers - 6.05%
Amazon.com, Inc. (a)	6,054	10,753,660
eBay, Inc.	370	14,907
InterActiveCorp (a)	20,519	5,224,958
PCM, Inc. (a)	7,888	276,080
Systemax, Inc.	15,733	315,761
		16,585,366
Oil and Gas Extraction - 0.14%
Evolution Petroleum Corp.	40,540	239,997
Renewable Energy Group, Inc. (a)	12,073	146,928
		386,925
Other Information Services - 3.37%
Chegg, Inc. (a)	67,107	2,660,121
Facebook, Inc. (a)	24,916	4,626,154
QuinStreet, Inc. (a)	116,118	1,329,551
Travelzoo (a)	798	9,472
Twitter, Inc. (a)	14,069	600,043
Yelp, Inc. (a)	276	9,249
		9,234,590
Paper Manufacturing - 0.52%
Veritiv Corp. (a)	113	1,871
Verso Corp. (a)	139,490	1,424,193
		1,426,064
Petroleum and Coal Products Manufacturing - 0.02%
CVR Energy, Inc.	1,338	53,226
Plastics and Rubber Products Manufacturing - 0.01%
Armstrong World Industries, Inc.	269	25,681
Primary Metal Manufacturing - 0.04%
Olympic Steel, Inc.	9,542	102,577
Professional, Scientific, and Technical Services - 8.22%
Alteryx, Inc. (a)	3,102	441,880
Arrowhead Pharmaceuticals, Inc. (a)	4,374	149,460
Cadence Design Systems, Inc. (a)	55,442	3,796,668
Celgene Corp. (a)	8,310	804,408
Ciena Corp. (a)	971	39,743
Hackett Group, Inc.	2,561	41,309
Insperity, Inc.	29,758	2,947,827

LivePerson, Inc. (a)	2,275	90,408
Okta, Inc. (a)	3,074	388,861
Rosetta Stone, Inc. (a)	3,002	54,786
salesforce.com, Inc. (a)	37,597	5,867,764
SecureWorks Corp. (a)(c)	2,541	30,670
ServiceNow, Inc. (a)	2,120	555,101
Telaria, Inc. (a)	6,739	67,255
Trade Desk, Inc. (a)	224	55,052
VeriSign, Inc. (a)	750	152,888
VMware, Inc. (a)	49,650	7,022,496
Zscaler, Inc. (a)	851	58,498
		22,565,074
Publishing Industries (except Internet) - 12.17%
Adobe, Inc. (a)	11,597	3,299,462
eGain Corp. (a)	3,584	25,733
EPAM Systems, Inc. (a)	354	67,731
ePlus, Inc. (a)	463	37,836
Intuit, Inc.	29,505	8,508,062
Microsoft Corp.	115,806	15,965,015
MSCI, Inc.	2,178	511,024
News Corp.	852	11,715
Oracle Corp.	20,000	1,041,200
Synopsys, Inc. (a)	1,000	141,810
Twilio, Inc. (a)	1,279	166,871
Veeva Systems, Inc. (a)	17,746	2,846,104
Workday, Inc. (a)	160	28,365
Workiva, Inc. (a)	15,263	734,303
		33,385,231
Rail Transportation - 0.02%
CSX Corp.	321	21,513
Union Pacific Corp.	173	28,019
		49,532
Rental and Leasing Services - 2.37%
Air Lease Corp.	47,552	1,975,310
Aircastle Ltd. (b)	22,939	501,217
CAI International, Inc. (a)	41,913	887,717
Rent-A-Center, Inc.	80,996	2,067,828
Triton International Ltd. (b)	2,649	85,166
United Rentals, Inc. (a)	8,718	981,298
		6,498,536
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.67%
CME Group, Inc.	145	31,507
S&P Global, Inc.	3,599	936,424
Yum China Holdings, Inc.	19,370	879,979
		1,847,910
Specialty Trade Contractors - 0.67%
Armstrong Flooring, Inc. (a)	2,076	14,054
Comfort Systems USA, Inc.	763	29,498
Quanta Services, Inc.	52,756	1,788,428
		1,831,980
Support Activities for Mining - 0.00%
Antero Resources Corp. (a)	924	2,929
Support Activities for Transportation - 0.01%
Willis Lease Finance Corp. (a)	300	18,531
Telecommunications - 0.26%
ARC Group Worldwide, Inc. (a)	1,500	255
AT&T, Inc.	7,026	247,737
T-Mobile US, Inc. (a)	5,578	435,363
Vonage Holdings Corp. (a)	1,644	21,733
		705,088
Transportation Equipment Manufacturing - 2.20%
Allison Transmission Holdings, Inc.	552	24,525
Boeing Co.	13,358	4,863,514
Honeywell International, Inc.	491	80,829
Lawson Products, Inc. (a)	1,783	64,990
Lear Corp.	7,500	841,950
Marine Products Corp.	7,973	120,632
Meritor, Inc. (a)	2,416	40,637
		6,037,077

TOTAL COMMON STOCKS (Cost $172,511,106)		273,470,868

RIGHTS - 0.00%
Newstar Financial, Inc. CVR (a)(d)(e)	4,036	2,341
TOTAL RIGHTS (Cost $0)		2,341

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.07%
Money Market Fund - 2.07%
First American Government Obligations Fund, Class Y, 1.700% (f)	5,670,252	5,670,252
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 5,670,252)		5,670,252

SHORT-TERM INVESTMENTS - 0.25%
Money Market Fund - 0.25%
First American Treasury Obligations Fund, Class X, 2.004% (f)	676,837	676,837
TOTAL SHORT-TERM INVESTMENTS (Cost $676,837)		676,837

Total Investments (Cost $178,858,195) - 102.00%		279,820,298
Liabilities in Excess of Other Assets - (2.00)%		(5,490,980)
TOTAL NET ASSETS - 100.00%		$274,329,318

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of August 31, 2019. Total value of securities out on loan is $5,521,171.
(d)	Illiquid security. The total market value of this security was $2,341, representing 0.00% of net assets.
(e)	Fair valued security. Value determined using significant unobservable inputs.
(f)	Seven day yield as of August 31, 2019.

Abbreviations:
Ltd.	Limited is a term indicating a company is incorporated and shareholder have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The accompanying notes are an integral part of these schedule of investments.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.47%
Australia - 9.25%
ASX Ltd.	889	$51,640
BHP Group Ltd.	229,031	5,622,116
Brambles Ltd.	5,492	41,743
Coca-Cola Amatil Ltd.	121,306	887,472
Cochlear Ltd.	162	23,718
Coles Group Ltd.	608	5,667
CSL Ltd.	77	12,473
Macquarie Group Ltd.	264	22,009
Medibank Private Ltd.	945,078	2,315,494
Newcrest Mining Ltd.	2,532	63,284
QBE Insurance Group Ltd.	8,667	73,040
Rio Tinto Ltd.	69,981	4,126,971
Santos Ltd.	15,035	72,816
Sonic Healthcare Ltd.	1,211	23,972
Washington H. Soul Pattinson & Co. Ltd.	44,489	624,972
Woolworths Group Ltd.	7,887	200,636
		14,168,023
Austria - 0.37%
Verbund AG	9,600	571,607
Belgium - 3.17%
Colruyt SA	94,867	4,857,627
Bermuda - 0.01%
NWS Holdings Ltd.	9,925	17,062
Cayman Islands - 0.68%
WH Group Ltd. (b)	1,304,314	1,045,229
Denmark - 2.89%
Carlsberg A/S	370	54,652
Coloplast A/S	16,733	1,994,728
H Lundbeck A/S	1,299	47,224
Orsted A/S (b)	18,573	1,772,536
Pandora A/S	1,454	61,858
Tryg A/S	14,584	435,931
Vestas Wind System A/S	766	56,328
		4,423,257
Finland - 0.88%
Metso OYJ	757	28,415
Neste OYJ	41,874	1,320,837
		1,349,252
France - 10.37%
Aeroports de Paris	55	9,504
Alstom SA	105,390	4,506,085
Arkema SA	111	9,751
Atos SE	1,164	88,067
Dassault Systemes SE	8,690	1,225,320
Edenred	14,389	700,657
Eurazeo SE	354	23,416
Hermes International	1,348	920,533
Ingenico Group SA	270	26,776
Kering SA	1,433	694,356
L'Oreal SA	3,638	993,375
LVMH Moet Hennessy Louis Vuitton SE	4,673	1,863,521
Peugeot SA	90,096	2,014,284
Rexel SA	58,174	616,986
Safran SA	3,830	556,274
Sartorius Stedim Biotech	2,277	352,434
Schneider Electric SE	577	48,332
SCOR SE	29,216	1,165,660
Sodexo SA	193	21,877
Thales SA	200	23,125
Veolia Environnement SA	984	23,531
		15,883,864
Germany - 11.55%
Adidas AG	12,074	3,578,887
Beiersdorf AG	190	23,949
Carl Zeiss Meditec AG	500	57,782

Commerzbank AG	82,272	466,381
Daimler AG	564	26,535
Deutsche Boerse AG	173	25,419
Deutsche Lufthansa AG	1,011	15,583
E.ON SE	98,411	915,583
Henkel AG & Co. KGaA	150	13,885
Kabel Deutschland Holding AG	7,275	839,534
MTU Aero Engines AG	5,806	1,588,803
Muenchener Rueckversicherungs-Gesellschaft AG	14,669	3,512,143
Puma SE	52,320	3,979,616
SAP SE	20,000	2,387,539
Wirecard AG	1,644	263,405
		17,695,044
Hong Kong - 2.15%
AIA Group Ltd.	4,636	44,861
SJM Holdings Ltd.	144,906	136,576
Swire Pacific Ltd.	15,000	146,738
Techtronic Industries Co. Ltd.	91,640	632,107
Vitasoy International Holdings Ltd.	503,087	2,338,132
		3,298,414
Ireland - 0.81%
Kerry Group PLC	585	69,628
Kingspan Group PLC	25,703	1,173,454
		1,243,082
Israel - 3.14%
CyberArk Software Ltd. (a)	26,856	3,017,003
Israel Discount Bank Ltd.	397,672	1,654,997
Mizrahi Tefahot Bank Ltd.	2,500	57,593
Nice Ltd. (a)	179	27,410
Wix.com Ltd. (a)	343	48,106
		4,805,109
Italy - 0.54%
Leonardo SpA	67,579	830,372
Saipem SpA (a)	131	625
		830,997
Japan - 12.23%
Advantest Corp.	34,000	1,391,958
Alfresa Holdings Corp.	106,909	2,418,076
Asahi Intecc Co. Ltd.	1,970	43,936
Astellas Pharma, Inc.	1,586	21,892
Bandai Namco Holdings, Inc.	11,009	646,863
Daifuku Co. Ltd.	3,398	160,133
Daiichi Sankyo Co. Ltd.	41,272	2,722,027
FUJIFILM Holdings Corp.	2,360	100,938
Fujitsu Ltd.	23,922	1,844,827
Hitachi Chemical Co. Ltd.	819	25,556
Hitachi High-Technologies Corp.	6,000	323,390
Hitachi Ltd.	30,296	1,033,468
Hoya Corp.	7,488	608,802
ITOCHU Corp.	110,730	2,206,028
Kakaku.com, Inc.	4,600	115,036
Kaneka Corp.	500	14,966
Keio Corp.	1,069	66,746
Keisei Electric Railway Co. Ltd.	593	23,320
Mitsui Chemicals, Inc.	394	8,406
MonotaRO Co. Ltd.	715	17,537
Nabtesco Corp.	577	16,551
Nagoya Railroad Co. Ltd.	707	21,069
Nexon Co. Ltd. (a)	1,342	18,110
Omron Corp.	422	20,839
Rakuten, Inc.	67,955	639,409
SBI Holdings, Inc.	8,349	166,707
SG Holdings Co. Ltd.	43,801	1,170,492
Shimizu Corp.	2,541	21,167
SMC Corp.	66	24,882
SoftBank Group Corp.	835	37,837
Subaru Corp.	38	1,017
SUMCO Corp.	4,457	55,002
Suzuken Co. Ltd.	49,438	2,654,330
Toho Co. Ltd.	513	21,737
Toho Gas Co Ltd.	553	21,450
Yamazaki Baking Co. Ltd.	1,392	24,173
Yokogawa Electric Corp.	1,012	18,360
		18,727,037

Jersey - 0.36%
Experian PLC	4,542	139,692
Ferguson PLC	5,524	407,403
		547,095
Luxembourg - 0.01%
Tenaris SA	636	6,916
Netherlands - 6.06%
Adyen NV (a)(b)	66	47,849
Airbus SE	380	52,361
ASML Holding NV	8,000	1,779,248
EXOR NV	1,268	86,147
Ferrari NV	72	11,369
Fiat Chrysler Automobiles NV	31,810	416,003
Heineken Holding NV	360	35,628
Heineken NV	287	30,536
ING Groep NV	180	1,720
Koninklijke DSM NV	4,688	583,016
Koninklijke KPN NV	150,084	475,361
Koninklijke Philips NV	496	23,379
Koninklijke Vopak NV	21,400	1,020,809
NN Group NV	5,000	167,544
STMicroelectronics NV	818	14,501
Unilever NV	31,000	1,923,490
Wolters Kluwer NV	36,376	2,618,543
		9,287,504
New Zealand - 0.57%
a2 Milk Co. Ltd. (a)	92,905	844,458
Mercury NZ Ltd.	10,033	32,774
		877,232
Norway - 0.41%
Mowi ASA	26,016	622,321
Portugal - 0.01%
Galp Energia SGPS SA	1,378	19,804

Singapore - 1.34%
ComfortDelGro Corp. Ltd.	554,918	978,855
Fraser & Neave Ltd.	14,289	17,600
Sembcorp Industries Ltd.	8,480	12,628
United Overseas Bank Ltd.	2,566	46,078
Wilmar International Ltd.	362,000	992,266
		2,047,427
Spain - 0.46%
Aena SME SA (b)	2,076	374,836
Amadeus IT Group SA	242	18,046
Cellnex Telecom SA (b)	1,334	53,459
Ferrovial SA	8,877	252,671
Industria de Diseno Textil SA	367	11,357
		710,369
Sweden - 4.72%
Atlas Copco AB - Class A	556	16,624
Atlas Copco AB - Class B	623	16,624
Boliden AB	46,738	1,035,380
Epiroc AB - Class A	556	5,775
Epiroc AB - Class B	623	6,185
Essity AB	5,840	182,432
L E Lundbergforetagen AB	1,380	51,739
Lundin Petroleum AB	41,268	1,258,283
Sandvik AB	31,528	452,841
Swedish Match AB	78,895	3,095,492
Telefonaktiebolaget LM Ericsson	141,173	1,104,703
		7,226,078
Switzerland - 14.31%
Adecco Group AG	8,757	462,290
Alcon, Inc. (a)	1,201	73,034
Barry Callebaut AG	25	51,256
Coca-Cola HBC AG (a)	619	20,595
Credit Suisse Group AG	22,637	264,856
Geberit AG	108	49,237
Kuehne + Nagel International AG	250	36,423
Nestle SA	59,160	6,648,072
Novartis AG	82,111	7,402,695
Roche Holding AG	21,277	5,814,159

SGS SA	10	24,632
Sonova Holding AG	267	62,056
Temenos AG (a)	5,884	991,333
Vifor Pharma AG	159	25,296
		21,925,934
United Kingdom - 13.15%
3i Group PLC	227,186	3,037,131
Anglo American PLC	42,959	930,898
Ashtead Group PLC	353	9,800
AstraZeneca PLC	1,797	160,510
Auto Trader Group PLC (b)	638,949	4,142,093
Berkeley Group Holdings PLC	1,052	50,243
Carnival PLC	63,596	2,678,971
Halma PLC	8,542	204,874
Hargreaves Lansdown PLC	68,362	1,569,125
Kingfisher PLC	2,816	6,667
London Stock Exchange Group PLC	178	15,099
Next PLC	1,417	102,575
Persimmon PLC	2,600	60,371
RELX PLC	951	22,821
Rio Tinto PLC	1,017	51,547
Sage Group PLC	2,171	18,570
Smith & Nephew PLC	8,263	198,005
Smiths Group PLC	496	10,108
Spirax-Sarco Engineering PLC	12,801	1,254,512
Unilever PLC	89,008	5,623,351
		20,147,271
United States - 0.03%
Ball Corp.	540	43,868
TOTAL COMMON STOCKS (Cost $139,614,131)		152,377,423

PREFERRED STOCKS - 0.28%
Germany - 0.28%
Porsche Automobil Holding SE	6,000	376,861
Sartorius AG	239	47,930
TOTAL PREFERRED STOCKS (Cost $429,682)		424,791

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
First American Treasury Obligations Fund, Class X, 2.004% (c)	564	564
TOTAL SHORT-TERM INVESTMENTS (Cost $564)		564

Total Investments (Cost $140,044,377) - 99.75%		152,802,778
Other Assets in Excess of Liabilities - 0.25%		386,326
TOTAL NET ASSETS - 100.00%		$153,189,104

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $7,436,002, represents 4.85% of net assets.
(c)	Seven day yield as of August 31, 2019.

Abbreviations:
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtiö is the Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SE	Societas Europaea is a term for a European Public Limited Liability Company.
SGPS	Sociedade gestora de participacoes socialis is a Portugese term for a holding enterprise.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these schedule of investments.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 14.04%
Australia - 0.00%
OneMarket Ltd. (a)	3,750	$2,134
Bermuda - 1.74%
Brookfield Property Partners LP	11,933	224,696
Gemdale Properties & Investment Corp Ltd.	6,650,633	736,161
Hongkong Land Holdings Ltd.	131,973	719,655
HKC Holdings Ltd.	26,889	16,702
Hopson Development Holdings Ltd.	256,232	251,533
K Wah International Holdings Ltd.	65,000	33,762
Kerry Properties Ltd.	14,618	49,197
Road King Infrastructure Ltd.	176,807	310,208
Shanghai Industrial Urban Development Group Ltd.	326,585	47,371
Sinolink Worldwide Holdings Ltd. (a)	1,250,000	81,046
		2,470,331
Brazil - 0.35%
BR Malls Participacoes SA	51,271	171,357
Construtora Tenda SA	39,630	241,551
Direcional Engenharia SA	27,778	85,595
		498,503
Cayman Islands - 2.27%
Aoyuan Healthy Life Group Co. Ltd. (a)	4,888	2,854
China Aoyuan Group Ltd.	415,543	487,639
China Resources Land Ltd.	282,000	1,143,276
Longfor Group Holdings Ltd. (b)	112,216	399,037
Powerlong Real Estate Holdings Ltd.	595,061	348,058
Shui On Land Ltd.	866,903	179,950
Times China Holdings Ltd.	343,307	521,871
Yuzhou Properties Co. Ltd.	325,480	136,601
		3,219,286
Germany - 1.10%
DIC Asset AG	9,867	133,819
TAG Immobilien AG	20,536	479,995
TLG Immobilien AG	16,263	487,954
Vonovia SE	9,234	460,768
		1,562,536
Hong Kong - 1.81%
Henderson Land Development Co. Ltd.	2,213	10,277
Hysan Development Co. Ltd.	153,514	620,659
Liu Chong Hing Investment Ltd.	13,337	18,380
New World Development Co. Ltd.	269,855	335,821
Poly Property Group Co. Ltd.	204,152	71,425
Sino Land Co. Ltd.	272,024	387,745
Swire Properties Ltd.	113,902	373,339
Wheelock & Co. Ltd.	129,609	751,772
		2,569,418
Indonesia - 0.08%
Bumi Serpong Damai Tbk PT (a)	384,000	36,427
Ciputra Development Tbk PT	387,000	29,797
Pakuwon Jati Tbk PT	900,000	40,543
		106,767
Israel - 0.10%
Azrieli Group Ltd.	1,866	139,101
Japan - 0.71%
Aeon Mall Co. Ltd.	857	13,471
Heiwa Real Estate Co. Ltd.	5,239	122,489
Leopalace21 Corp.	4,404	12,048
Mitsui Fudosan Co. Ltd.	17,812	426,446
Nomura Real Estate Holdings, Inc.	10,000	211,751
Sumitomo Realty & Development Co. Ltd.	5,200	195,371
Tokyo Tatemono Co. Ltd.	2,402	31,285
		1,012,861
Jersey - 0.03%
Atrium Eurpopean Real Estate Ltd.	10,533	42,271
Luxembourg - 0.85%
ADO Properties SA (b)	4,077	167,282

Aroundtown SA	123,995	1,031,703
		1,198,985
Malaysia - 0.04%
IOI Properties Group Bhd	159,442	45,042
UOA Development Bhd	32,200	15,219
		60,261
Mexico - 0.11%
Corp Inmobiliaria Vesta SAB de CV	101,225	157,584
Netherlands - 0.07%
Eurocommercial Properties NV	3,788	97,002
New Zealand - 0.22%
Argosy Property Ltd.	110,786	102,257
Kiwi Property Group Ltd.	103,269	106,041
Precinct Properties New Zealand Ltd.	89,355	104,979
		313,277
Norway - 0.07%
Entra ASA (b)	6,138	92,390
Philippines - 0.63%
Altus San Nicolas Corp. (a)(c)	5,707	1
Ayala Land, Inc.	75,000	68,112
Megaworld Corp.	1,000,000	98,513
Robinsons Land Corp.	296,391	142,338
SM Prime Holdings, Inc.	860,876	583,557
		892,521
Singapore - 1.09%
United Industrial Corp. Ltd.	194,476	399,150
UOL Group Ltd.	138,912	734,592
Wing Tai Holdings Ltd.	235,663	349,460
Yanlord Land Group Ltd.	72,611	57,451
		1,540,653
Sweden - 1.34%
Castellum AB	10,217	218,141
Fabege AB	28,199	472,466
Hembla AB (a)	4,274	85,439
Hemfosa Fastigheter AB	38,441	388,049
Klovern AB	151,640	274,109
Kungsleden AB	37,031	342,808
Nyfosa AB (a)	18,134	121,760
		1,902,772
Switzerland - 0.63%
Allreal Holding AG	887	169,966
PSP Swiss Property AG	3,760	500,469
Swiss Prime Site AG (a)	2,244	223,910
		894,345
Thailand - 0.29%
Central Pattana PLC	55,664	122,093
Central Pattana PLC-NVDR	130,689	286,653
		408,746
United Kingdom - 0.39%
Capital & Counties Properties PLC	8,006	19,997
Daejan Holdings PLC	8,322	527,574
		547,571
United States - 0.12%
CBRE Group, Inc. (a)	541	28,278
Forestar Group, Inc. (a)	4,918	93,737
FRP Holdings, Inc. (a)	537	26,415
Kennedy-Wilson Holdings, Inc.	745	15,630
		164,060
TOTAL COMMON STOCKS (Cost $19,021,630)		19,893,375

REAL ESTATE INVESTMENT TRUSTS - 85.19%
Australia - 6.55%
Abacus Property Group	982	2,626
BWP Trust	369,933	971,227
Charter Hall Education Trust	10,245	26,425
Charter Hall Retail REIT	79,372	232,941
Cromwell Property Group	317,286	262,671
Dexus	191,841	1,666,201
GDI Property Group	100,000	105,058
Goodman Group	96,191	939,555
GPT Group	302,236	1,299,615
Mirvac Group	474,912	1,019,367

Scentre Group	246,005	668,667
Unibail-Rodamco-Westfield - CDI	1	7
Vicinity Centres	1,193,554	2,080,576
		9,274,936
Belgium - 0.91%
Aedifica SA	505	57,087
Befimmo SA	2,586	152,615
Cofinimmo SA	2,010	279,235
Montea CVA	2,237	185,228
Warehouses De Pauw CVA	3,310	616,251
		1,290,416
Canada - 4.41%
Artis Real Estate Investment Trust	4,019	37,431
Canadian Apartment Properties REIT	20,639	830,118
Dream Global Real Estate Investment Trust	24,897	271,148
Dream Office Real Estate Investment Trust	8,524	174,526
Granite Real Estate Investment Trust	45,674	2,185,587
H&R Real Estate Investment Trust	14,434	245,337
InterRent Real Estate Investment Trust	86,016	1,034,983
Morguard Real Estate Investment Trust	37,272	313,260
RioCan Real Estate Investment Trust	19,256	382,979
SmartCentres Real Estate Investment Trust	13,752	327,015
Summit Industrial Income REIT	44,648	433,603
WPT Industrial Real Estate Investment Trust	1,100	15,246
		6,251,233
France - 1.47%
Covivio	2,503	266,351
Gecina SA	8,888	1,408,944
Societe de la Tour Eiffel	10,381	411,872
		2,087,167
Germany - 0.06%
Alstria Office REIT-AG	5,071	83,822
Guernsey - 0.31%
Picton Property Income Ltd.	50,000	52,748
Schroder Real Estate Investment Trust Ltd.	33,987	21,837
Standard Life Investment Property Income Trust Ltd.	32,558	34,625
UK Commercial Property REIT Ltd.	327,205	326,477
		435,687
Hong Kong - 3.75%
Champion REIT	2,157,076	1,451,236
Hui Xian Real Estate Investment Trust	347,122	155,411
Link REIT	331,043	3,711,099
		5,317,746
Ireland - 0.32%
Green REIT PLC	147,164	308,201
Irish Residential Properties REIT PLC	73,680	143,357
		451,558
Italy - 0.03%
Immobiliare Grande Distribuzione SIIQ SpA	6,260	36,739
Japan - 7.10%
Advance Residence Investment Corp.	5	16,092
AEON REIT Investment Corp.	230	301,776
Comforia Residential REIT, Inc.	32	100,895
Daiwa Office Investment Corp.	122	951,943
Frontier Real Estate Investment Corp.	11	47,417
Fukuoka REIT Corp.	9	15,104
Global One Real Estate Investment Corp.	379	539,729
GLP J-Reit	13	16,030
Hankyu Hanshin REIT, Inc.	85	126,075
Heiwa Real Estate REIT, Inc.	80	100,817
Hulic Reit, Inc.	422	746,698
Japan Excellent, Inc.	95	149,678
Japan Hotel REIT Investment Corp.	922	709,748
Japan Logistics Fund, Inc.	14	35,552
Japan Rental Housing Investments, Inc.	93	86,041
Japan Retail Fund Investment Corp.	41	82,045
Kenedix Office Investment Corp.	240	1,836,458
Kenedix Retail REIT Corp.	80	206,615
Marimo Regional Revitalization REIT, Inc. (d)	120	135,186
MCUBS MidCity Investment Corp.	570	596,027
Mori Trust Sogo Reit, Inc.	145	261,341
Nippon Accommodations Fund, Inc.	66	414,305

NIPPON REIT Investment Corp.	85	353,228
Nomura Real Estate Master Fund, Inc.	391	682,675
Ooedo Onsen Reit Investment Corp.	120	98,705
Orix JREIT, Inc.	181	381,768
Premier Investment Corp.	480	672,620
Tokyu REIT, Inc.	200	381,947
United Urban Investment Corp.	9	16,874
		10,063,389
Malaysia - 0.09%
IGB Real Estate Investment Trust	108,000	53,147
KLCCP Stapled Group	25,200	48,896
Sunway Real Estate Investment Trust	64,000	29,674
		131,717
Mexico - 0.24%
Concentradora Fibra Danhos SA de CV	21,000	27,925
Fibra Uno Administracion SA de CV	100,000	138,463
Macquarie Mexico Real Estate Management SA de CV (b)	80,366	97,001
PLA Administradora Industrial S de RL de CV	30,000	43,305
Prologis Property Mexico SA de CV	18,000	35,045
		341,739
Netherlands - 0.36%
NSI NV	4,471	193,699
Vastned Retail NV	10,386	301,872
Wereldhave NV	831	16,613
		512,184
New Zealand - 0.13%
Goodman Property Trust	134,956	185,353
Singapore - 1.89%
CapitaLand Commercial Trust	36,384	55,813
Fortune Real Estate Investment Trust	1,315,802	1,509,682
Mapletree Commercial Trust	108,937	178,919
Mapletree Industrial Trust	102,864	171,111
Mapletree Logistics Trust	398,081	450,314
Mapletree North Asia Commercial Trust	158,163	150,283
Starhill Global REIT	171,918	92,819
Suntec Real Estate Investment Trust	44,263	61,514
		2,670,455
South Africa - 0.59%
Arrowhead Properties Ltd.	79,358	16,738
Fortress REIT Ltd. - Class A	79,360	110,443
Fortress REIT Ltd. - Class B	68,360	48,706
Growthpoint Properties Ltd.	48,281	73,134
Hyprop Investments Ltd.	30,746	133,392
Redefine Properties Ltd.	34,217	17,721
SA Corporate Real Estate Ltd.	1,056,595	223,596
Vukile Property Fund Ltd.	167,036	206,142
		829,872
Spain - 0.49%
Lar Espana Real Estate Socimi SA	8,340	62,205
Merlin Properties Socimi SA	47,468	635,157
		697,362
United Kingdom - 3.62%
Assura PLC	219,035	184,699
Big Yellow Group PLC	31,923	416,211
British Land Co. PLC	142,439	884,384
Derwent London PLC	10,133	392,676
Hansteen Holdings PLC	179,858	203,620
Impact Healthcare Reit PLC	17,459	23,807
Land Securities Group PLC	1,686	15,925
Primary Health Properties PLC	18,871	31,426
Segro PLC	96,824	926,306
Shaftesbury PLC	1,209	12,740
Target Healthcare REIT PLC	16,666	23,808
Tritax Big Box REIT PLC	250,000	426,645
UNITE Group PLC	65,148	831,648
Workspace Group PLC	73,358	760,671
		5,134,566
United States - 52.87%
Agree Realty Corp.	47,467	3,545,310
American Assets Trust, Inc.	11,815	553,651
American Campus Communities, Inc.	9,088	422,410
American Homes 4 Rent	2,874	73,517

American Tower Corp.	728	167,578
Americold Realty Trust	104,666	3,811,936
Apartment Investment & Management Co.	25,099	1,280,049
Apple Hospitality REIT, Inc.	341	5,432
AvalonBay Communities, Inc.	17,084	3,631,375
Boston Properties, Inc.	28	3,596
Braemar Hotels & Resorts, Inc.	332	3,044
Brandywine Realty Trust	2,129	30,551
Brixmor Property Group, Inc.	20,531	378,386
Brookfield Property REIT, Inc.	753	14,171
Camden Property Trust	27,055	2,928,704
CareTrust REIT, Inc.	92,500	2,200,575
Chatham Lodging Trust	615	10,203
Chesapeake Lodging Trust	3,540	91,155
Columbia Property Trust, Inc.	2,813	60,170
Community Healthcare Trust, Inc.	8,974	382,651
Cousins Properties, Inc.	19,285	669,189
CubeSmart	26,694	958,048
DiamondRock Hospitality Co.	30,225	286,231
Douglas Emmett, Inc.	378	15,951
Duke Realty Corp.	7,821	260,205
EastGroup Properties, Inc.	4,529	563,951
EPR Properties	17,597	1,376,965
Equity Commonwealth	104,407	3,514,340
Equity LifeStyle Properties, Inc.	5,954	802,123
Equity Residential	22,395	1,898,200
Extra Space Storage, Inc.	172	20,970
Federal Realty Investment Trust	223	28,814
First Industrial Realty Trust, Inc.	9,846	383,502
Four Corners Property Trust, Inc.	29,418	838,119
Gaming & Leisure Properties, Inc.	416	16,274
Getty Realty Corp.	100,489	3,191,531
HCP, Inc.	20,391	707,772
Host Hotels & Resorts, Inc.	75,000	1,203,000
Independence Realty Trust, Inc.	1,576	21,922
Investors Real Estate Trust	2,981	206,434
Invitation Homes, Inc.	635	18,262
JBG SMITH Properties	30,588	1,170,297
Kilroy Realty Corp.	16,867	1,313,265
Kimco Realty Corp.	199	3,658
Liberty Property Trust	27,098	1,412,348
Life Storage, Inc.	17,697	1,875,174
LTC Properties, Inc.	21,342	1,041,490
Mack-Cali Realty Corp.	10,486	213,600
Medical Properties Trust, Inc.	148,929	2,768,590
Mid-America Apartment Communities, Inc.	3,811	482,777
National Health Investors, Inc.	15,000	1,244,400
National Retail Properties, Inc.	1,500	84,225
National Storage Affiliates Trust	586	19,607
Omega Healthcare Investors, Inc.	8,519	346,553
Paramount Group, Inc.	52,000	685,360
Park Hotels & Resorts, Inc.	11,174	263,148
Piedmont Office Realty Trust, Inc.	155,343	3,066,471
Prologis, Inc.	28,533	2,385,929
PS Business Parks, Inc.	14,536	2,610,811
Public Storage	7,328	1,940,015
Realty Income Corp.	186	13,729
Regency Centers Corp.	200	12,902
Retail Properties of America, Inc.	105,152	1,194,527
Retail Value, Inc.	4,776	176,664
Rexford Industrial Realty, Inc.	66,496	2,938,458
Ryman Hospitality Properties, Inc.	1,153	91,848
SBA Communications Corp.	230	60,359
Simon Property Group, Inc.	10,390	1,547,487
SITE Centers Corp.	272	3,770
SL Green Realty Corp.	6,000	481,320
Spirit MTA REIT	586	4,922
Spirit Realty Capital, Inc.	7,200	345,168
STAG Industrial, Inc.	539	15,674
STORE Capital Corp.	7,335	276,970
Sun Communities, Inc.	4,009	592,530
Sunstone Hotel Investors, Inc.	3,379	44,400

Terreno Realty Corp.	42,460	2,146,778
UDR, Inc.	11,157	537,544
Universal Health Realty Income Trust	5,470	528,894
Urstadt Biddle Properties, Inc.	18,431	386,867
Ventas, Inc.	258	18,935
VEREIT, Inc.	1,904	18,564
VICI Properties, Inc.	62,408	1,382,961
Washington Prime Group, Inc. (d)	2,929	9,461
Weingarten Realty Investors	1,731	45,854
Welltower, Inc.	216	19,345
WP Carey, Inc.	26,723	2,399,725
Xenia Hotels & Resorts, Inc.	4,575	92,461
		74,892,102
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $100,060,132)		120,688,043

CLOSED-END FUNDS - 0.03%
Guernsey - 0.03%
BMO Commercial Property Trust	27,740	36,187
TOTAL CLOSED-END FUNDS (Cost $56,864)		36,187

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.11%
Money Market Fund - 0.11%
First American Government Obligations Fund, Class Y, 1.700% (e)	149,079	149,079
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 149,079)		149,079

LIQUIDATING TRUSTS - 0.01%
United States - 0.01%
Winthrop Realty Trust (a)(c)	9,590	11,604
TOTAL LIQUIDATING TRUSTS (Cost $21,535)		11,604

SHORT-TERM INVESTMENTS - 0.08%
Money Market Fund - 0.08%
First American Treasury Obligations Fund, Class X, 2.004% (e)	115,087	115,087
TOTAL SHORT-TERM INVESTMENTS (Cost $115,087)		115,087

Total Investments (Cost $119,424,327) - 99.46%		140,893,375
Other Assets in Excess of Liabilities - 0.54%		765,868
TOTAL NET ASSETS - 100.00%		$141,659,243

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $755,710, represents 0.53% of net assets.
(c)	Illiquid security. The total market value of these securities was $11,605, representing 0.01% of net assets.
(d)	All or portion of this security is out on loan as of August 31, 2019. Total value of securities out on loan is $142,433.
(e)	Seven day yield as of August 31, 2019.

Abbreviations:
AB	Aktiebolag is the Swedish term for stock company.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
CDI
CHESS Depositary Interests are a way of allowing securities of foreign companies to be traded on the Australian Stock Exchange. CDIs afford shareholders all of the same direct economic benefits as ordinary shares, such as the right to dividends and to participate in rights offers.

CVA	Commanditaire Vennootschap op Aandelen is a Belgium term for limited partnership with shares.
LP	Limited Partnership
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreciation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
S de RL de CV
Sociedad De Responsabilidad Limitada De Capital Variable is a nonnegotiable stock limited liability corporation of two or more persons whose liabilities for acts of the corporation ar elimited to their capital contribution.

SE	Societas Europaea is a term for a European Public Limited Liability Company.
SIIQ	An Italian term for listed Real Estate Investment Company.
SpA	Società per Azioni is the Italian term for a limited share company.
Tbk PT	Perseroan Terbatas is an Indonesian term that refers to a Limited Liability Company. Tbk is added if the shares become publicly listed on the stock exchange.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
August 31, 2019 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean between the closing bid and asked prices provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. All exchange traded funds ("ETFs") are valued at the last reported sales price on the exchange on which the security is principally traded.

Money market mutual funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

For foreign securities traded on foreign exchanges, the Trust has selected Interactive Data’s Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Funds. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as Level 2 in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 hierarchy. The Advisor anticipates that the Funds’ portfolio holdings will be fair valuedonly if market quotations for those holdings are considered unreliable.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of thespecific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are Not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.

Summary of Fair Value Exposure at August 31, 2019

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Funds' investments carried at fair value:

Gerstein Fisher Multi-Factor® Growth Equity Fund
Assets	Level 1	Level 2	Level 3^	Total
Common Stocks*	$273,470,868	$-	$-	$273,470,868
Rights	-	-	2,341	2,341
Investments Purchased with Proceeds from Securities Lending	5,670,252	-	-	5,670,252
Short-Term Investments	676,837	-	-	676,837

Total Investment in Securities	$279,817,957	$-	$2,341	$279,820,298

* For further information regarding security characteristics, please see the Schedules of Investments.
^ The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Rights
Balance as of 11/30/2018	$2,341
Acquisitions	-
Dispositions	-
Realized Gain (Loss)	-
Change in unrealized appreciation (depreciation)	-
Transfers into level 3	-
Balance as of 8/31/2019	$2,341
Change in unrealized appreciation (depreciation) during the period for Level 3 Investments held at 8/31/19	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2019:

	Fair Value August 31, 2019	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input (1)
Rights	$2,341	Last traded price and company-specific information	Market Assessment	$0.58

(1) Table presents information for one security, which has been valued at $0.58 throughout the period.

Gerstein Fisher Multi-Factor® International Growth Equity Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,656,984	$143,720,439	$-	$152,377,423
Preferred Stocks	-	424,791	-	424,791
Short-Term Investments	564	-	-	564

Total Investment in Securities	$8,657,548	$144,145,230	$-	$152,802,778

* For further information regarding security characteristics, please see the Schedules of Investments.
The Fund did not hold any Level 3 securities during the period.

Gerstein Fisher Multi-Factor® Global Real Estate Securities Fund
Assets	Level 1	Level 2	Level 3^	Total
Common Stocks*	$2,642,863	$17,250,511	$1	$19,893,375
Real Estate Investment Trusts*	84,138,837	36,549,206	-	120,688,043
Closed-End Funds	-	36,187	-	36,187
Investments Purchased with Proceeds from Securities Lending	149,079	-	-	149,079
Liquidating Trusts	-	-	11,604	11,604
Short-Term Investments	115,087	-	-	115,087

Total Investment in Securities	$87,045,866	$53,835,904	$11,605	$140,893,375

* For further information regarding security characteristics, please see the Schedules of Investments.
^ The Fund measures Level 3 activity as of the end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Common Stocks	Real Estate Investment Trusts	Liquidating Trusts
Balance as of 11/30/2018	$-	$3,945	$-
Acquisitions	1	-	-
Dispositions	-	-	-
Corporate Actions	-	(3,661)	-
Realized Gain (Loss)	-	3,661	-
Change in unrealized appreciation (depreciation)	-	(3,945)	-
Transfers into level 3	-	-	11,604
Balance as of 8/31/2019	$1	$-	$11,604
Change in unrealized appreciation (depreciation) during the period for Level 3 Investments held at 8/31/19	$1	$(3,945)	$-

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of August 31, 2019:

	Fair Value August 31, 2019	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks	$1	Cost	Intrinsic Value	$0.00019	(1)
Liquidating Trusts	11,604	Last traded price and company-specific information	Liquidation Value	1.21	(2)

(1) Value represents information for one security, which has been valued at 0.01 Philippine pesos throughout the period.
(2) Value represents information for one security, which has been valued at $1.21 throughout the period.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not hold derivative instruments during the period ended August 31, 2019.

Other
Investment transactions are recorded on the trade date. The Fund determine the gain or loss from investment transactions using the best tax relief order.
Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
 John Buckel, President

Date   10/24/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
   John Buckel, President

Date   10/24/2019

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   10/24/2019

* Print the name and title of each signing officer under his or her signature.